Stockholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended		62 Months Ended
	Mar. 13, 2014	Dec. 27, 2013	Aug. 31, 2013	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 09, 2013	Apr. 12, 2013	Dec. 17, 2012	Sep. 20, 2012	Aug. 22, 2008
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										15,908
Proceeds From Issuance Of Common Stock Dividend Reinvestment Plan											$ 454,711
Maximum Additional Payments For Repurchase Of Common Stock				59,005						395,706
Share- Based Compensation Restricted Stock Issued To Directors (in shares)							5,000			5,000
Share- Based Compensation Restricted Stock To Be Issued To Re-elected Directors (in shares)			2,500							2,500
Restricted Stock Vested Percentage One							20.00%			20.00%
Restricted Stock Vested Percentage Two							20.00%			20.00%
Share Based Compensation Arrangement By Share Based Payments Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value							(15,000)	[1]		(90,000)	(75,000)
Distributions Calculated Description										Distributions were calculated based on stockholders of record per day during the period. Cash distributions were calculated at a rate of $0.00191781 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal a 7.0% annualized rate based on a purchase price of $10.00 per share. Stock distributions were calculated at a rate of $0.00219178 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal an 8.0% annualized rate based on a purchase price of $10.00 per share
Partners' Capital Account, Redemptions										98,425	23,125
Redemption Of Common Stock										25,129
Deferred Redemption Of Common Stock										7,500
Repurchase Price Per Share Redeemable Common Stock										$ 9.84
Registration Of Common Stock															500,000,000
Common Stock Offering Price Per Share (in dollars per share)															$ 10.00	$ 10.00
Proceeds From Gross Offering												330,251	22,231,406		50,000,000
Unrecognized Stock Based Compensation							93,750			118,750
Common stock, shares authorized										749,999,000	749,999,000					1,000,000,000
Distribution Reinvestment Value Per Share															$ 9.50
Redemption of common stock value										75,300
Share Repurchase Requests Received From Stockholders Suspended, Shares						17,629
Share Repurchase Requests Received From Stockholders Suspended, Value						169,366
Conversion of Stock, Shares Issued										1,000
Conversion of Stock, Amount Issued										1,000
Conversion of Stock, Description										the convertible stock will convert to shares of common stock with a value equal to 15% of the excess
Repurchase Limit Percentage										5.00%
Repurchase Plan Price Per Share														$ 10.04
Estimated Net Asset Value Per Share										$ 9.04
Estimated Net Asset Value Percentage										90.00%
Purchase Of Common Stock Average Price Per Share Percentage										100.00%
Common Stock Purchase Price Description										the aggregate purchase price paid by stockholders for shares in the Company plus a 8% cumulative, non-compounded, annual return on the original issue price paid for those outstanding shares
Common Stock, Dividends, Per Share, Declared	$ 0.05369868	$ 0.05945211
Proceeds From Issuance Of Common Stock							$ 43,977,439		$ 793,624	$ 1,019,230	$ 8,895,956	$ 22,600,000
Dividends Payable, Date Declared					Apr. 08, 2014
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					9.87%		9.87%
Common Class A One [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.096666
Dividends Payable, Date of Record					Apr. 25, 2014
Common Class A One [Member] | Monthly Dividends [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.29
Dividends Payable, Date of Record					Apr. 25, 2014
Dividends Payable, Date to be Paid					May 05, 2014
Common Class A Two [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.096667
Dividends Payable, Date of Record					May 25, 2014
Common Class A Two [Member] | Monthly Dividends [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.29
Dividends Payable, Date of Record					May 25, 2014
Dividends Payable, Date to be Paid					Jun. 05, 2014
Common Class A Three [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.096667
Dividends Payable, Date of Record					Jun. 25, 2014
Common Class A Three [Member] | Monthly Dividends [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.29
Dividends Payable, Date of Record					Jun. 25, 2014
Dividends Payable, Date to be Paid					Jul. 05, 2014
Common Class B One [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.096666
Dividends Payable, Date of Record					Apr. 25, 2014
Common Class B One [Member] | Monthly Dividends [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.29
Dividends Payable, Date of Record					Apr. 25, 2014
Dividends Payable, Date to be Paid					May 05, 2014
Common Class B Two [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.096667
Dividends Payable, Date of Record					May 25, 2014
Common Class B Two [Member] | Monthly Dividends [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.29
Dividends Payable, Date of Record					May 25, 2014
Dividends Payable, Date to be Paid					Jun. 05, 2014
Common Class B Three [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.096667
Dividends Payable, Date of Record					Jun. 25, 2014
Common Class B Three [Member] | Monthly Dividends [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.29
Dividends Payable, Date of Record					Jun. 25, 2014
Dividends Payable, Date to be Paid					Jul. 05, 2014
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					747,586,185		747,586,185			0
Stockholders' Equity, Reverse Stock Split							Immediately following the filing of the Second Charter Amendment, we effectuated a 2.264881 to 1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock, and on March 31, 2014, we effected an additional 1.0045878 to 1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock
Convertible Stock [Member]
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1,000	1,000
Independent Directors [Member]
Class of Stock [Line Items]
Share- Based Compensation Restricted Stock Issued To Directors (in shares)										5,000
Share- Based Compensation Restricted Stock To Be Issued To Re-elected Directors (in shares)										2,500
Reinvestment Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized										1,000,000,000
Distribution Reinvestment Value Per Share										$ 10.00
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					0		0			749,999,000
Distribution Reinvestment Value Per Share										$ 9.50
Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized										2,000,000
Common Stock B Two [Member]
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						6,593			6,859
Common Stock B One [Member]
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					5,933		6,199
Operating Partnership Units [Member]
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					279,652		140,598

[1]	The number of shares and per share amounts for the prior period have been retroactively restated to reflect the two reverse stock splits of the Class B common stock discussed above.